Property, plant and equipment - Net carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 21,620	$ 15,314
Building under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,007	5,819
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,639	1,020
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67	155
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,019	1,624
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 13,888	$ 6,696